Document and Entity Information	Feb. 08, 2024
Cover [Abstract]
Entity Address, State or Province	TN
Amendment Flag	false
Entity Central Index Key	0001070985
Document Type	8-K
Document Period End Date	Feb. 08, 2024
Entity Registrant Name	CoreCivic, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-16109
Entity Tax Identification Number	62-1763875
Entity Address, Address Line One	5501 VIRGINIA WAY
Entity Address, City or Town	BRENTWOOD
Entity Address, Postal Zip Code	37027
City Area Code	(615)
Local Phone Number	263-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	CXW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false